iShares
®
MSCI Emerging Markets Value Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .8%
Banco do Brasil SA
(a)
...................... 6,950 $ 27,968
JBS N.V. , Class A ........................ 2,888 36,013
Petroleo Brasileiro SA - Petrobras
(a)
............ 13,210 122,370
Suzano SA ............................. 1,362 11,315
Vale SA ............................... 13,436 220,589
418,255
a
Chile  —  0 .4%
Cencosud SA ........................... 6,369 15,020
Empresas Copec SA ...................... 1,920 13,641
Enel Chile SA ........................... 204,484 17,759
Falabella SA ............................ 1,934 12,386
58,806
a
China  —  23 .0%
3SBio, Inc.
(a) (b)
........................... 8,500 20,082
AAC Technologies Holdings, Inc. .............. 1,500 8,718
Agricultural Bank of China Ltd. , Class A .......... 6,900 6,446
Agricultural Bank of China Ltd. , Class H .......... 88,000 64,814
Anhui Conch Cement Co. Ltd. , Class H .......... 5,000 12,130
Baidu, Inc. , Class A
(a)
...................... 11,000 186,002
Bank of China Ltd. , Class H .................. 290,000 192,778
Bank of Communications Co. Ltd. , Class A ........ 12,800 12,602
Bank of Communications Co. Ltd. , Class H ....... 40,000 37,288
Beijing Enterprises Holdings Ltd. .............. 3,500 13,764
BYD Electronic International Co. Ltd. ............ 5,000 18,612
China CITIC Bank Corp. Ltd. , Class H ........... 39,000 36,284
China Coal Energy Co. Ltd. , Class H ............ 13,000 20,985
China Construction Bank Corp. , Class H ......... 359,000 388,981
China Feihe Ltd.
(b)
........................ 30,000 11,723
China Galaxy Securities Co. Ltd. , Class H ........ 8,000 7,924
China Gas Holdings Ltd. .................... 21,200 18,747
China Hongqiao Group Ltd. .................. 7,000 25,100
China Life Insurance Co. Ltd. , Class H .......... 37,000 136,497
China Longyuan Power Group Corp. Ltd. , Class H .. 13,000 11,231
China Mengniu Dairy Co. Ltd. ................ 13,000 28,147
China Merchants Bank Co. Ltd. , Class A ......... 6,900 38,781
China Merchants Bank Co. Ltd. , Class H ......... 16,000 96,257
China Merchants Port Holdings Co. Ltd. ......... 8,000 15,717
China Minsheng Banking Corp. Ltd. , Class A ...... 12,100 6,349
China Minsheng Banking Corp. Ltd. , Class H ...... 27,000 11,572
China National Building Material Co. Ltd. , Class H ... 12,000 8,123
China Overseas Land & Investment Ltd. ......... 6,500 12,929
China Pacific Insurance Group Co. Ltd. , Class H .... 10,800 43,353
China Petroleum & Chemical Corp. , Class H ...... 30,000 16,537
China Railway Group Ltd. , Class A ............. 11,400 8,034
China Railway Group Ltd. , Class H ............. 30,000 13,421
China Resources Beer Holdings Co. Ltd. ......... 7,500 23,176
China Resources Power Holdings Co. Ltd. ........ 8,000 21,710
China State Construction Engineering Corp. Ltd. , Class
A .................................. 16,800 11,989
China Tower Corp. Ltd. , Class H
(b)
.............. 34,900 44,156
China United Network Communications Ltd. , Class A . 16,200 10,419
China Vanke Co. Ltd. , Class A
(a)
............... 2,400 1,259
CITIC Ltd. .............................. 33,000 55,349
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 5,800 12,123
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 17,000 30,740
CRRC Corp. Ltd. , Class H ................... 30,000 19,886
CSPC Pharmaceutical Group Ltd. .............. 36,000 34,466
GCL Technology Holdings Ltd.
(a)
............... 43,000 4,559
Geely Automobile Holdings Ltd. ............... 23,000 55,234
Great Wall Motor Co. Ltd. , Class H ............. 15,000 19,925
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 8,000 13,352
Security Shares Value
a
China (continued)
Haier Smart Home Co. Ltd. , Class H ............ 12,000 $ 30,165
Haitian International Holdings Ltd. ............. 5,000 12,628
Hengan International Group Co. Ltd. ............ 3,000 9,324
Huaneng Power International, Inc. , Class H ....... 18,000 16,699
Huayu Automotive Systems Co. Ltd. , Class A ...... 2,400 5,928
Industrial & Commercial Bank of China Ltd. , Class A . 2,600 2,775
Industrial & Commercial Bank of China Ltd. , Class H . 264,000 223,570
Industrial Bank Co. Ltd. , Class A ............... 3,600 9,844
JD.com, Inc. , Class A ...................... 11,900 171,548
Jiangxi Copper Co. Ltd. , Class H .............. 2,000 9,006
Kunlun Energy Co. Ltd. ..................... 14,000 12,791
Lenovo Group Ltd. ........................ 50,000 153,228
Li Ning Co. Ltd. .......................... 12,000 27,848
New China Life Insurance Co. Ltd. , Class H ....... 3,900 24,151
Orient Overseas International Ltd. ............. 500 8,689
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 36,000 23,793
Ping An Insurance Group Co. of China Ltd. , Class H . 28,500 218,285
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 56,000 35,855
SAIC Motor Corp. Ltd. , Class A ............... 2,800 5,100
Shanghai Pudong Development Bank Co. Ltd. , Class A 6,000 8,314
Sinopharm Group Co. Ltd. , Class H ............ 6,000 12,943
Sinotruk Hong Kong Ltd. .................... 4,500 21,394
Sunny Optical Technology Group Co. Ltd. ........ 2,900 31,061
Tencent Music Entertainment Group , ADR ........ 5,259 48,488
Tingyi Cayman Islands Holding Corp. ........... 8,000 12,196
Tsingtao Brewery Co. Ltd. , Class H ............. 2,000 12,705
Vipshop Holdings Ltd. , ADR .................. 2,479 35,251
Want Want China Holdings Ltd. ............... 12,000 6,370
Wens Foodstuff Group Co. Ltd. , Class A ......... 3,200 6,470
Xiaomi Corp. , Class B
(a) (b)
................... 92,400 330,928
Xinyi Solar Holdings Ltd. .................... 42,000 14,325
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 3,000 15,527
ZTE Corp. , Class H
(c)
...................... 4,000 13,639
3,459,109
a
Czech Republic  —  0 .2%
Komercni Banka A.S. ...................... 626 29,720
a
Greece  —  0 .5%
Alpha Bank SA .......................... 6,618 30,253
Hellenic Telecommunications Organization SA ..... 928 19,689
JUMBO SA ............................. 1,098 29,815
79,757
a
Hungary  —  0 .6%
MOL Hungarian Oil & Gas PLC ............... 1,432 18,188
Richter Gedeon Nyrt ....................... 1,690 71,514
89,702
a
India  —  12 .9%
Aurobindo Pharma Ltd. ..................... 1,575 23,637
Bank of Baroda .......................... 4,008 11,321
Bharat Petroleum Corp. Ltd. ................. 4,027 12,626
Canara Bank ............................ 12,498 17,206
Cipla Ltd. .............................. 1,645 24,253
Coal India Ltd. ........................... 1,423 6,856
DLF Ltd. ............................... 1,275 7,923
Dr Reddy's Laboratories Ltd. ................. 3,374 46,498
HCL Technologies Ltd. ..................... 5,965 74,524
Hero MotoCorp Ltd. ....................... 540 27,856
Hindalco Industries Ltd. .................... 4,253 50,428
Hindustan Petroleum Corp. Ltd. ............... 3,444 14,268
IDFC First Bank Ltd. ....................... 4,913 3,686
Indian Oil Corp. Ltd. ....................... 8,128 11,993

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Indus Towers Ltd.
(a)
....................... 12,289 $ 57,198
IndusInd Bank Ltd. ........................ 2,354 22,642
Info Edge India Ltd. ....................... 2,126 22,255
Infosys Ltd. ............................. 31,327 383,565
Jindal Steel Ltd. .......................... 1,083 13,767
JSW Steel Ltd. .......................... 1,238 16,653
LTM Ltd.
(b)
............................. 243 10,416
Lupin Ltd. .............................. 802 19,126
Mahindra & Mahindra Ltd. ................... 6,194 198,447
Malco Energy Ltd.
(a)
....................... 2,547 3,245
Maruti Suzuki India Ltd. .................... 647 89,346
Mphasis Ltd. ............................ 594 14,225
MRF Ltd. .............................. 7 9,090
NTPC Ltd. ............................. 13,454 54,777
Oil & Natural Gas Corp. Ltd. ................. 10,653 29,767
Oracle Financial Services Software Ltd. .......... 78 8,194
Persistent Systems Ltd. .................... 656 35,916
Power Finance Corp. Ltd. ................... 1,721 7,760
Punjab National Bank ...................... 12,067 13,468
REC Ltd. .............................. 3,501 12,439
Samvardhana Motherson International Ltd. ....... 18,198 27,892
State Bank of India ........................ 8,629 87,582
Sun Pharmaceutical Industries Ltd. ............. 4,328 81,911
Talwandi Sabo Power Ltd.
(a)
.................. 2,547 3,245
Tata Consultancy Services Ltd. ............... 5,591 133,004
Tata Motors Passenger Vehicles Ltd. ............ 7,687 31,852
Tata Steel Ltd. ........................... 13,206 28,941
Tech Mahindra Ltd. ....................... 3,447 53,926
Union Bank of India Ltd. .................... 14,563 25,727
Vedanta Aluminium Metal Ltd.
(a)
............... 2,547 3,245
Vedanta Iron and Steel Ltd.
(a)
................. 2,547 3,245
Vedanta Ltd. ............................ 2,547 9,453
WAAREE Energies Ltd. .................... 556 18,371
Wipro Ltd. .............................. 31,575 68,182
Yes Bank Ltd.
(a)
.......................... 32,662 7,957
1,939,904
a
Indonesia  —  1 .4%
Astra International Tbk PT ................... 328,500 91,914
Bank Negara Indonesia Persero Tbk PT ......... 115,100 23,820
Charoen Pokphand Indonesia Tbk PT ........... 39,100 9,343
Telkom Indonesia Persero Tbk PT ............. 470,400 79,192
United Tractors Tbk PT ..................... 8,100 10,391
214,660
a
Kuwait  —  0 .2%
Mobile Telecommunications Co. KSCP .......... 13,321 25,738
a
Malaysia  —  1 .2%
AMMB Holdings Bhd ...................... 13,700 22,380
CIMB Group Holdings Bhd .................. 43,400 81,838
IHH Healthcare Bhd ....................... 4,400 10,001
IOI Corp. Bhd ........................... 11,100 11,171
Kuala Lumpur Kepong Bhd .................. 1,000 5,125
MISC Bhd .............................. 10,600 21,774
RHB Bank Bhd .......................... 7,100 14,702
SD Guthrie Bhd .......................... 7,100 10,404
177,395
a
Mexico  —  2 .8%
America Movil SAB de CV , Series B ............ 155,457 197,090
Arca Continental SAB de CV ................. 3,520 45,709
Cemex SAB de CV, CPO , NVS ............... 24,871 32,751
Coca-Cola Femsa SAB de CV ................ 3,485 37,670
Gruma SAB de CV , Class B .................. 1,325 22,222
Security Shares Value
a
Mexico (continued)
Grupo Bimbo SAB de CV , Series A ............. 5,242 $ 18,048
Grupo Financiero Inbursa SAB de CV , Series O .... 6,389 15,883
Industrias Penoles SAB de CV ................ 147 8,549
Promotora y Operadora de Infraestructura SAB de CV 1,776 28,598
Sigma Foods SAB de CV ................... 14,131 13,522
420,042
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 320 11,805
a
Philippines  —  0 .6%
Ayala Corp. ............................. 2,770 19,633
BDO Unibank, Inc. ........................ 12,730 23,555
Metropolitan Bank & Trust Co. ................ 8,890 9,164
PLDT, Inc. ............................. 285 5,317
SM Investments Corp. ..................... 2,790 25,999
SM Prime Holdings, Inc. .................... 5,600 1,673
85,341
a
Poland  —  1 .1%
Asseco Poland SA ........................ 221 12,027
KGHM Polska Miedz SA .................... 428 41,197
LPP SA ............................... 2 12,422
ORLEN SA ............................. 1,663 65,002
PGE Polska Grupa Energetyczna SA
(a)
.......... 9,888 28,845
159,493
a
Qatar  —  0 .7%
Al Rayan Bank .......................... 17,685 10,543
Commercial Bank PSQC (The) ................ 7,232 8,333
Industries Qatar QSC ...................... 19,196 64,614
Ooredoo QPSC .......................... 6,579 24,186
107,676
a
Saudi Arabia  —  3 .5%
Almarai Co. JSC ......................... 1,700 20,884
Arab National Bank ....................... 2,341 13,225
Banque Saudi Fransi ...................... 6,589 33,590
Elm Co. ............................... 173 31,626
Etihad Etisalat Co. ........................ 3,451 58,489
Jarir Marketing Co. ........................ 2,697 11,239
Riyad Bank ............................. 10,542 56,678
SABIC Agri-Nutrients Co. ................... 342 12,485
Saudi Awwal Bank ........................ 5,100 46,014
Saudi Basic Industries Corp. ................. 1,323 19,891
Saudi Energy Co. ........................ 1,974 8,915
Saudi Telecom Co. ........................ 18,296 214,719
527,755
a
South Africa  —  5 .9%
Absa Group Ltd. ......................... 3,980 58,012
Gold Fields Ltd. .......................... 3,531 139,253
Harmony Gold Mining Co. Ltd. ................ 2,813 51,460
Impala Platinum Holdings Ltd. ................ 3,597 51,259
Naspers Ltd. , Class N ...................... 7,730 406,037
Nedbank Group Ltd. ....................... 1,948 31,157
Northam Platinum Holdings Ltd. ............... 1,170 22,767
Pepkor Holdings Ltd.
(b)
..................... 47,001 62,428
Sasol Ltd.
(a)
............................. 3,419 42,609
Sibanye Stillwater Ltd. ..................... 8,887 26,575
891,557
a
South Korea  —  6 .6%
Hankook Tire & Technology Co. Ltd. ............ 1,388 61,517
Korea Electric Power Corp. .................. 2,522 65,515
LG Display Co. Ltd.
(a)
...................... 8,292 88,754

iShares
®
MSCI Emerging Markets Value Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. ................ 3,690 $ 774,138
989,924
a
Taiwan  —  25 .9%
Asustek Computer, Inc. ..................... 10,000 241,246
Chailease Holding Co. Ltd. .................. 10,060 34,522
E Ink Holdings, Inc. ....................... 12,000 84,331
Eva Airways Corp. ........................ 78,000 89,555
Evergreen Marine Corp. Taiwan Ltd. ............ 15,000 101,994
Formosa Chemicals & Fibre Corp. ............. 15,000 23,932
Formosa Plastics Corp. ..................... 9,000 13,679
Gigabyte Technology Co. Ltd. ................ 8,000 93,665
Globalwafers Co. Ltd. ...................... 2,000 63,426
Hon Hai Precision Industry Co. Ltd. ............. 63,000 576,689
Innolux Corp. ........................... 28,000 45,111
Inventec Corp. ........................... 17,000 37,709
Largan Precision Co. Ltd. ................... 1,000 112,146
Lite-On Technology Corp. ................... 14,000 103,411
Novatek Microelectronics Corp. ............... 8,000 121,767
Pegatron Corp. .......................... 29,000 81,816
Quanta Computer, Inc. ..................... 40,000 429,308
Realtek Semiconductor Corp. ................ 4,000 73,728
TCC Group Holdings Co. Ltd. ................ 18,000 14,018
Uni-President Enterprises Corp. ............... 24,000 55,064
United Microelectronics Corp. ................ 168,000 756,327
Vanguard International Semiconductor Corp. ...... 9,000 47,878
Wan Hai Lines Ltd. ........................ 5,000 13,088
Wistron Corp. ........................... 6,000 30,037
Wiwynn Corp. ........................... 1,509 257,931
Yageo Corp. ............................ 12,000 279,192
Yang Ming Marine Transport Corp. ............. 23,000 38,675
Zhen Ding Technology Holding Ltd. ............. 5,000 81,605
3,901,850
a
Thailand  —  0 .9%
Bangkok Dusit Medical Services PCL , NVDR ...... 46,100 25,761
Charoen Pokphand Foods PCL , NVDR .......... 39,500 23,016
Kasikornbank PCL , NVDR ................... 3,000 18,528
PTT Exploration & Production PCL , NVDR ........ 5,400 23,499
PTT PCL , NVDR ......................... 19,600 21,831
SCB X PCL , NVDR ....................... 3,900 16,110
Siam Cement PCL (The) , NVDR ............... 1,800 12,563
141,308
a
Turkey  —  1 .1%
Akbank TAS ............................ 13,193 18,008
Turk Hava Yollari AO ...................... 12,100 77,662
Turkcell Iletisim Hizmetleri A.S. ................ 17,319 37,675
Turkiye Is Bankasi A.S. , Class C ............... 45,586 12,841
Yapi ve Kredi Bankasi A.S.
(a)
................. 20,079 14,225
160,411
a
Security Shares Value
a
United Arab Emirates  —  1 .4%
Aldar Properties PJSC ..................... 10,556 $ 22,550
Emaar Development PJSC .................. 4,103 16,262
Emaar Properties PJSC .................... 30,199 97,734
Emirates NBD Bank PJSC ................... 10,441 79,073
215,619
a
Total Common Stocks — 93.8%
(Cost: $ 12,091,099 ) ................................. 14,105,827
a
Preferred Stocks
Brazil  —  1 .5%
Axia Energia SA , Class B, Preference Shares , NVS .. 1,014 11,443
Axia Energia SA , Class C, Preference Shares
(a)
.... 2,987 29,814
Gerdau SA , Preference Shares , NVS ........... 3,656 16,502
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(a)
............................... 20,831 173,435
231,194
a
South Korea  —  0 .9%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 984 131,653
a
Total Preferred Stocks — 2.4%
(Cost: $ 235,142 ) ................................... 362,847
a
Total Long-Term Investments — 96.2%
(Cost: $ 12,326,241 ) ................................. 14,468,674
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 14,170 14,175
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 5,785 5,785
a
Total Short-Term Securities — 0.1%
(Cost: $ 19,960 ) .................................... 19,960
Total Investments —  96.3%
(Cost: $ 12,346,201 ) ................................. 14,488,634
Other Assets Less Liabilities — 3 .7% ...................... 554,975
Net Assets — 100.0% ................................. $ 15,043,609
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Emerging Markets Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,680  $ 10,495
(a)
$ —  $ —  $ —  $ 14,175  14,170  $ 184
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  5,785
(a)
—  —  —  5,785  5,785  69  —
$ —  $ —  $ —
$ 19,960
$ 253  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 9 06/18/26 $ 132 $ 560
STOXX Europe 600 Index ................................................................ 12 06/19/26 439 2,934
$ 3,494

iShares
®
MSCI Emerging Markets Value Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,076,812  $ 12,029,015  $ —  $ 14,105,827
Preferred Stocks ......................................... 231,194  131,653  —  362,847
Short-Term Securities
Money Market Funds ...................................... 19,960  —  —  19,960
$ 2,327,966  $ 12,160,668  $ —  $ 14,488,634
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,494  $ —  $ —  $ 3,494
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)